Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	$ 548,049	$ 176,175	$ 1,177,290	$ 218,911
Cost of sales	(318,578)	(119,301)	(737,138)	(146,924)
Gross profit	229,471	56,874	440,152	71,987
Expenses
Advertising and promotion		630	2,208	2,287
Amortization	781	22,065	1,093	29,644
Consulting	54,000	47,500	128,117	100,000
General and administrative	101,780	73,032	184,230	106,901
Management Fees	54,000	37,500	108,000	75,000
Shareholder communications	41,767	24,429	83,685	40,382
Professional fees	92,766	52,514	153,726	83,319
Share-based compensation	168,518	9,069	256,519	30,168
Expense, by nature	513,612	266,739	917,578	467,701
Other income (expense)
Interest income	111	2,502	2,379	2,673
Foreign exchange gain (loss)	(195)		(690)
Net loss and comprehensive loss for the period	$ (284,225)	$ (207,363)	$ (475,737)	$ (393,041)
Basic Loss Per Share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted Loss Per Share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Number of Common Shares Outstanding, Basic	99,628,180	97,695,316	99,462,344	97,673,217
Weighted Average Number of Common Shares Outstanding, Diluted	99,628,180	97,695,316	99,462,344	97,673,217